Consolidated Balance Sheet - (March 31, 2012 and December 31, 2011 unaudited) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Scenario, Previously Reported
Additional paid-in capital	$ 15,074,335	$ 15,074,335	$ 14,971,725
Accumulated deficit	(14,770,873)	(14,650,712)	(14,428,393)
Scenario, Adjustment
Additional paid-in capital	36,600	36,600	32,200
Accumulated deficit	(36,600)	(36,600)	(32,200)
Restated
Additional paid-in capital	15,110,935	15,110,935	15,003,925
Accumulated deficit	$ (14,807,473)	$ (14,687,312)	$ (14,460,593)